RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2021
Receivables [Abstract]
Summary of Financing Receivables
A summary of financing receivables as of June 30, 2021 and December 31, 2020 is as follows:

	June 30, 2021	December 31, 2020
	(in millions)
Retail	$9,323	$9,257
Wholesale	9,323	9,127
Other	83	73
Total	$18,729	$18,457

Summary of Aging of Financing Receivables
The aging of financing receivables as of June 30, 2021 and December 31, 2020 is as follows (in millions):

	June 30, 2021
	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2021					$1,502	$—	$1,502
2020					2,186	1	2,187
2019					1,193	1	1,194
2018					748	1	749
2017					368	1	369
Prior to 2017					178	1	179
Total	$13	$—	$13	$6,162	$6,175	$5	$6,180
South America
2021					$417	$—	$417
2020					662	1	663
2019					380	1	381
2018					242	1	243
2017					130	—	130
Prior to 2017					89	1	90
Total	$22	$—	$22	$1,898	$1,920	$4	$1,924
Rest of World
2021					$284	$—	$284
2020					429	2	431
2019					204	2	206
2018					134	—	134
2017					68	—	68
Prior to 2017					10	—	10
Total	$10	$9	$19	$1,110	$1,129	$4	$1,133
Europe	$—	$—	$—	$86	$86	$—	$86
Total Retail	$45	$9	$54	$9,256	$9,310	$13	$9,323
Wholesale
North America	$—	$—	$—	$2,728	$2,728	$18	$2,746
South America	—	—	—	603	603	33	636
Rest of World	3	2	5	674	679	1	680
Europe	—	—	—	5,261	5,261	—	5,261
Total Wholesale	$3	$2	$5	$9,266	$9,271	$52	$9,323

	December 31, 2020
	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2020					$2,619	$—	$2,619
2019					1,571	1	1,572
2018					1,033	1	1,034
2017					543	1	544
2016					262	1	263
Prior to 2016					81	—	81
Total	$29	$—	$29	$6,080	$6,109	$4	$6,113
South America
2020					$792	$1	$793
2019					448	3	451
2018					299	4	303
2017					173	2	175
2016					86	1	87
Prior to 2016					71	1	72
Total	$4	$1	$5	$1,864	$1,869	$12	$1,881
Rest of World
2020					$544	$—	$544
2019					270	1	271
2018					195	1	196
2017					117	1	118
2016					39	—	39
Prior to 2016					2	—	2
Total	$7	$4	$11	$1,156	$1,167	$3	$1,170
Europe	$—	$—	$—	$93	$93	$—	$93
Total Retail	$40	$5	$45	$9,193	$9,238	$19	$9,257
Wholesale
North America	$—	$—	$—	$2,722	$2,722	$31	$2,753
South America	—	—	—	537	537	42	579
Rest of World	3	—	3	542	545	—	545
Europe	—	—	—	5,250	5,250	—	5,250
Total Wholesale	$3	$—	$3	$9,051	$9,054	$73	$9,127

Summary of Allowance for Credit Loss Activity
Allowance for credit losses activity for the three and six months ended June 30, 2021 is as follows (in millions):

	Three Months Ended June 30, 2021
	Retail	Wholesale
Opening Balance	$359	$177
Provision	(1)	1
Charge-offs, net of recoveries	(11)	(2)
Foreign currency translation and other	10	6
Ending Balance	$357	$182

	Six Months Ended June 30, 2021
	Retail	Wholesale
Opening Balance	$381	$174
Provision	5	7
Charge-offs, net of recoveries	(19)	(3)
Foreign currency translation and other	(10)	4
Ending Balance	$357	$182
Allowance for credit losses activity for the three and six months ended June 30, 2020 and for the year ended December 31, 2020 is as follows (in millions):

	Three Months Ended June 30, 2020
	Retail	Wholesale
Opening Balance	$314	$144
Provision	34	15
Charge-offs, net of recoveries	(24)	(1)
Foreign currency translation and other	2	1
Ending Balance	$326	$159

	Six Months Ended June 30, 2020
	Retail	Wholesale
Opening Balance, as previously reported	$299	$159
Adoption of ASC 326	35	(9)
Opening Balance, as recast	334	150
Provision	54	17
Charge-offs, net of recoveries	(44)	(1)
Foreign currency translation and other	(18)	(7)
Ending Balance	$326	$159

	Twelve Months Ended December 31, 2020
	Retail	Wholesale
Opening Balance, as previously reported	$299	$159
Adoption of ASC 326	35	(9)
Opening Balance, as recast	334	150
Provision	113	27
Charge-offs, net of recoveries	(56)	(14)
Foreign currency translation and other	(10)	11
Ending Balance	$381	$174

Summary of Carrying Amount of Restricted Assets
At June 30, 2021 and December 31, 2020, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	June 30, 2021	December 31, 2020
Retail note and finance lease receivables	$5,662	$6,224
Wholesale receivables	6,613	7,011
Total	$12,275	$13,235